Accrued Expenses and Other Liabilities (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Accrued Expenses and Other Liabilities (Details) [Line Items]
Other payable	$ 1,353,739		$ 1,180,556
Unaffiliated party paid	1,330,556	¥ 9,500,000
Refunded deposit to party	150,000
Other current liabilities	464,886		361,543
Third-Party Companies [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Other current liabilities	$ 314,886		$ 361,543